SHAREHOLDERS’ EQUITY (Details Narrative)								3 Months Ended			6 Months Ended			12 Months Ended
		Jun. 06, 2026	Mar. 04, 2026	Dec. 18, 2025 USD ($) $ / shares shares	Nov. 20, 2025 USD ($) shares	Jun. 13, 2025 USD ($) $ / shares shares	Jun. 13, 2025 HKD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2026 HKD ($) shares	Mar. 31, 2026 USD ($) $ / shares shares		Mar. 31, 2026 HKD ($) shares	Dec. 18, 2026 shares	Aug. 05, 2026 USD ($) $ / shares shares	Mar. 31, 2026 HKD ($) $ / shares shares	Nov. 20, 2025 $ / shares	Sep. 30, 2025 $ / shares	Sep. 30, 2025 HKD ($) shares
Class of Stock [Line Items]
Ordinary shares, shares authorized				500,000,000				50,000,000			50,000,000					50,000,000			50,000,000
Ordinary shares, par value | (per share)				$ 0.001				$ 0.24			$ 0.24					$ 0.24		$ 0.24
Deferred compensation						$ 17,000,000.0	$ 131,800,000
Amortization of deferred compensation											$ 8,400,000		$ 66,000,000.0
Unrecognized compensation cost											$ 2,800,000		$ 22,000,000.0
Vesting period											over the remaining vesting period ending May 2026.		over the remaining vesting period ending May 2026.
Reverse stock split			20 for 1 ratio
Revision of Prior Period, Adjustment [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares																0.001
Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized															2,083,333
Ordinary shares, par value | $ / shares															$ 0.24
Reverse stock split		12 for 1 ratio
Authorized share capital | $															$ 500,000
Hudson Global Ventures LLC [Member]
Class of Stock [Line Items]
Purchase of equity | $					$ 18,000,000
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				2,083,333
Ordinary shares, par value | $ / shares				$ 0.24
Share capital | $				$ 500,000
Authorized share capital														2,083,333
Stock issued for services						18,292	18,292
Purchase price | $ / shares						$ 924.04
Number of shares issued								37,229		37,229
Net proceeds from the Offering, after deducting underwriting discounts, commissions and offering-related expense								$ 566,088		$ 4,415,490
Common Stock [Member] | Equity Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued					3,127
Investor price | $ / shares																	$ 63.50
Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Purchase price | $ / shares																14.4
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Purchase price | $ / shares																$ 26.4
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				400,000,000				45,000,000			45,000,000					45,000,000			45,000,000
Ordinary shares, par value | $ / shares				$ 0.001				$ 0.24			$ 0.24							$ 0.24
Authorized share capital								$ 28,194	[1]		$ 28,194	[1]				$ 221,038			$ 145,492
Ordinary shares, shares issued								117,581			117,581					117,581			77,225
Ordinary shares, shares outstanding								117,581			117,581					117,581			77,225
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized															1,666,667
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				1,666,667
Ordinary shares, par value | $ / shares				$ 0.24
Ordinary share, voting rights				Every holder of shares in the Company shall have one (1) vote for each Class A Ordinary Share of which he is the holder and twenty-five (25) votes for each Class B Ordinary Share of which he is the holder.
Number of shares issued	[2]										37,229		37,229
Number of shares issued	[2]										3,127		3,127
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				100,000,000				5,000,000			5,000,000					5,000,000			5,000,000
Ordinary shares, par value | $ / shares				$ 0.001				$ 0.24			$ 0.24
Authorized share capital								$ 7,816	[1]		$ 7,816	[1]				$ 61,277			$ 61,277	[1]
Ordinary shares, shares issued								32,525			32,525					32,525			32,525
Ordinary shares, shares outstanding								32,525			32,525					32,525			32,525
Common Class B [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized															416,666
Authorized share capital | $															$ 12,000,000
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				416,666
Ordinary shares, par value | $ / shares				$ 0.24

[1]	The share amounts and par value are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits (see Note 1).
[2]	The share amounts and per share data are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits (see Note 1).